SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of option
Exercised	(3,508,990)	(125,900)	(3,572,880)	(10,000)
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1	30,884,300	13,406,560	7,076,760
Granted	25,777,390	17,477,740	7,553,980
Exercised	(34,632,130)		(1,224,180)
Outstanding, December 31	22,029,560	30,884,300	13,406,560	7,076,760
Vested and expected to vest at June 30	22,029,560
Exercisable at June 30,		22,029,560
Weighted average grant date fair value per share
Outstanding, January 1	$ 0.62	$ 0.93	$ 1.15
Granted	0.42	0.36	0.76
Exercised	0.60		1.41
Outstanding, December 31	0.42	$ 0.62	$ 0.93	$ 1.15
Vested and expected to vest at June 30	0.42
Exercisable at June 30	$ 0.42
Weighted average remaining contractual year
Outstanding	9 years 6 months 18 days	8 years 11 months 23 days	8 years 6 months 7 days	8 years 11 months 26 days
Granted	9 years 6 months 18 days	9 years 7 months 9 days	9 years 3 days
Vested and expected to vest at June 30	9 years 6 months 18 days
Exercisable at June 30	9 years 6 months 18 days
Aggregated intrinsic value
Outstanding, January 1	$ 27,796	$ 11,530	$ 5,364
Granted	15,827	15,730	6,496
Exercised	21,264		1,053
Outstanding, December 31	13,526	$ 27,796	$ 11,530	$ 5,364
Vested and expected to vest at June 30	13,526
Exercisable at June 30	$ 13,526
Employees and Directors [Member]
Number of option
Outstanding, January 1	7,259,020	26,001,220	35,474,100
Granted	0	0	0
Forfeited	(3,708,680)	(18,616,300)	(5,900,000)
Exercised	(3,508,990)	(125,900)	(3,572,880)
Outstanding, December 31	41,350	7,259,020	26,001,220	35,474,100
Vested and expected to vest at June 30	41,350
Exercisable at June 30,	41,350
Weighted average exercise price
Outstanding, January 1	$ 0.99	$ 0.96	$ 1.07
Forfeited	2.70	3.01	1.74
Exercised	0.71	0.20	0.69
Outstanding, December 31	0.40	0.99	0.96	$ 1.07
Vested and expected to vest at June 30	0.40
Exercisable at June 30	0.40
Weighted average grant date fair value per share
Outstanding, January 1	1.09	1.25	1.17
Forfeited	1.15	1.32	0.92
Exercised	1.00	0.38	0.97
Outstanding, December 31	0.97	$ 1.09	$ 1.25	$ 1.17
Vested and expected to vest at June 30	0.97
Exercisable at June 30	$ 0.97
Weighted average remaining contractual year
Outstanding	1 year 9 months 21 days	6 months 3 days	8 months 15 days	11 months 8 days
Vested and expected to vest at June 30	1 year 9 months 21 days
Exercisable at June 30	1 year 9 months 21 days
Aggregated intrinsic value
Outstanding, January 1	$ 907	$ 1,590	$ 2,078
Exercised	524	88	921
Outstanding, December 31	9	$ 907	$ 1,590	$ 2,078
Vested and expected to vest at June 30	9
Exercisable at June 30	$ 9